Initial Public Offering.	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deerfield Healthcare Technology Acquisitions Corp
Initial Public Offering.

3.   Initial Public Offering.

Public Units

On July 21, 2020, the Company consummated the Initial Public Offering of 14,375,000 Units, including the issuance of 1,875,000 Units as a result of the underwriters’ exercise of their over-allotment option in full, at $10.00 per Unit, generating gross proceeds of approximately $143.8 million, and incurring offering costs of approximately $7.5 million, inclusive of approximately $4.4 million in deferred underwriting commissions.

Each Unit consists of one of the Company’s shares of Class A common stock, $0.0001 par value and one-fifth of one redeemable warrant (the “Warrants”). Each whole Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. The exercise price and number of shares of Class A common stock issuable upon exercise of the Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation.

Certain domestic private pooled investment vehicles managed by Deerfield Management Company, L.P. (“Deerfield Management”) and its affiliates (the “Deerfield Funds”) purchased 3,360,000 Public Units in the Initial Public Offering at the Initial Public Offering price (“Affiliated Units”). On July 16, 2020, the Company also entered into a letter agreement (the “Deerfield Letter Agreement”) with Deerfield Management, pursuant to which the Company has agreed to not complete a Business Combination without the consent of Deerfield Management, which consent Deerfield Management has indicated it does not intend to provide if the Company’s proposed initial Business Combination is with a target that is not primarily engaged in the healthcare industry.

Note 4 — Initial Public Offering

Public Units

On July 21, 2020, the Company consummated the Initial Public Offering of 14,375,000 Units, including the issuance of 1,875,000 Units as a result of the underwriters’ exercise of their over-allotment option in full, at $10.00 per Unit, generating gross proceeds of approximately $143.8 million, and incurring offering costs of approximately $7.5 million, inclusive of approximately $4.4 million in deferred underwriting commissions.

Each Unit consists of one of the Company’s shares of Class A common stock, $0.0001 par value and one-fifth of one redeemable warrant (the “Warrants”). Each whole Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. The exercise price and number of shares of Class A common stock issuable upon exercise of the Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation.

Affiliated Units

Certain domestic private pooled investment vehicles managed by Deerfield Management Company, L.P. (“Deerfield Management”) and its affiliates (the “Deerfield Funds”) purchased 3,360,000 public Units in the Initial Public Offering at the Initial Public Offering price (“Affiliated Units”). On July 16, 2020, the Company also entered into a letter agreement (the “Deerfield Letter Agreement”) with Deerfield Management, pursuant to which the Company has agreed to not complete a business combination without the consent of Deerfield Management, which consent Deerfield Management has indicated it does not intend to provide if the Company’s proposed initial business combination is with a target that is not primarily engaged in the healthcare industry.